EMPLOYEE BENEFITS OBLIGATIONS - Future Mortality Rate (Details)	Mar. 31, 2019 Employee_Age	Mar. 31, 2018 Employee_Age
Male | Life Expectancy, at Age 45 | Canada | CPM private tables (employees)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	23.1	23.0
Male | Life Expectancy, at Age 45 | Canada | CPM private tables (designated executives)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	24.7	24.6
Male | Life Expectancy, at Age 45 | Canada | CPM private tables (CMAT)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	23.4	23.3
Male | Life Expectancy, at Age 45 | Netherlands | AG2016
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	23.8	23.9
Male | Life Expectancy, at Age 45 | Germany | Heubeck RT2005G
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	22.8	21.9
Male | Life Expectancy, at Age 45 | NORWAY | K2013
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	23.2	23.1
Male | Life Expectancy, at Age 45 | United Kingdom | S1PA
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	23.5	24.4
Male | Life Expectancy, at Age 45 | United Kingdom | CPM private tables
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	23.4
Male | Life Expectancy, at Age 65 | Canada | CPM private tables (employees)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	21.6	21.5
Male | Life Expectancy, at Age 65 | Canada | CPM private tables (designated executives)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	23.2	23.1
Male | Life Expectancy, at Age 65 | Canada | CPM private tables (CMAT)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	21.9	21.9
Male | Life Expectancy, at Age 65 | Netherlands | AG2016
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	21.7	21.7
Male | Life Expectancy, at Age 65 | Germany | Heubeck RT2005G
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	20.0	19.3
Male | Life Expectancy, at Age 65 | NORWAY | K2013
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	22.3	22.2
Male | Life Expectancy, at Age 65 | United Kingdom | S1PA
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	22.4	22.6
Male | Life Expectancy, at Age 65 | United Kingdom | CPM private tables
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	21.9
Female | Life Expectancy, at Age 45 | Canada | CPM private tables (employees)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	25.4	25.4
Female | Life Expectancy, at Age 45 | Canada | CPM private tables (designated executives)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	26.2	26.1
Female | Life Expectancy, at Age 45 | Canada | CPM private tables (CMAT)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	25.8	25.7
Female | Life Expectancy, at Age 45 | Netherlands | AG2016
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	25.8	26.3
Female | Life Expectancy, at Age 45 | Germany | Heubeck RT2005G
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	25.8	25.8
Female | Life Expectancy, at Age 45 | NORWAY | K2013
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	26.9	26.8
Female | Life Expectancy, at Age 45 | United Kingdom | S1PA
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	25.5	26.9
Female | Life Expectancy, at Age 45 | United Kingdom | CPM private tables
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	25.8
Female | Life Expectancy, at Age 65 | Canada | CPM private tables (employees)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	24.1	24.0
Female | Life Expectancy, at Age 65 | Canada | CPM private tables (designated executives)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	24.8	24.8
Female | Life Expectancy, at Age 65 | Canada | CPM private tables (CMAT)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	24.4	24.4
Female | Life Expectancy, at Age 65 | Netherlands | AG2016
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	23.6	23.9
Female | Life Expectancy, at Age 65 | Germany | Heubeck RT2005G
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	23.6	23.3
Female | Life Expectancy, at Age 65 | NORWAY | K2013
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	25.6	25.5
Female | Life Expectancy, at Age 65 | United Kingdom | S1PA
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	24.2	25.0
Female | Life Expectancy, at Age 65 | United Kingdom | CPM private tables
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	24.4